As filed with the Securities and Exchange Commission on January 31, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2015 – November 30, 2016

ITEM 1. REPORT TO STOCKHOLDERS.

CVR DYNAMIC ALLOCATION FUND

Annual Report
November 30, 2016

The views in this report were those of CVR Dynamic Allocation Fund's (the "Fund") adviser as of November 30, 2016, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice. None of the information presented should be construed as an offer to sell or recommendation of any security mentioned herein.
All investing involves risk including the possible loss of principal. There can be no assurance the Fund will achieve its investment objective. In addition to the general risks of investing, the Fund is subject to additional risks including commodities risk, derivatives risks, ETF risk, risks of foreign investing and model and data risks. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Derivatives, such as options, futures and swaps, can be volatile, and a small investment in a derivative can have a large impact on the performance of the Fund as derivatives can result in losses in excess of the amount invested. Shares of an ETF may trade at a premium or discount to the net asset value of its portfolio securities. Foreign investments may be subject to additional risks, which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Given the complexity of the investments and strategies of the Fund, the Adviser relies heavily on quantitative models and data supplied by third parties. Models and data may prove to be incorrect or incomplete and expose the Fund to potential risks.

CVR DYNAMIC ALLOCATION FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) NOVEMBER 30, 2016

CVR Portfolio Funds is pleased to review the performance of the CVR Dynamic Allocation Fund (the "Fund") from December 1, 2015 through November 30, 2016. During this period, the Fund returned 3.71% vs. 8.06% for the S&P 500 Index (the "S&P 500") and -1.18% for the HFRX Equity Hedge Index (the "HFRX EH").
The CVR Dynamic Allocation Fund is a hedged equity alternative that seeks to:
•	Deliver better upside capture than hedged equity
•	Take less risk than the market (lower volatility & beta)
•	Manage the downside
The Fund invests in three principal investment strategies, each of which is rule-based, leading to an investment process that is unemotional and repeatable. The three strategies are Focused Equity, Defensive Equity and Absolute Return. We believe that each of the three strategies is subject to different, and in some cases contrary risks such that the value of the Fund's investments in the aggregate will be subject to less risk, over the long term, than the risk associated with any one of the investment strategies taken by itself.
The Fund, which typically has 80-90% of its assets exposed to U.S. equity markets through its Focused and Defensive Equity strategies, seeks to capture most, if not all, of equity market performance in risk-on environments and to protect against significant drawdowns when markets decline. The Focused Equity strategy will always stay invested, but both the Defensive Equity and Absolute Return strategies have the potential to protect capital in declining markets. The Defensive Equity strategy utilizes a quantitative model that raises cash in response to rising equity volatility and the Absolute Return strategy is designed to be negatively correlated to declining equity markets.
The Year in Review
The U.S. Equity markets got off to a rocky start in 2016 in response to concerns about the global growth outlook. Each of the major averages declined more than 10% before bottoming in early February. Global monetary easing and strength in the U.S. economy restored calm to the markets in the months that followed. Equity volatility returned in June as markets were surprised by the United Kingdom's decision to withdraw from the European Union with the historic Brexit vote. Despite a sharp multi-day decline, the U.S. averages rallied back strongly to end the second quarter.
Steady improvement in the economy and a modest uptick in domestic and global inflation set the stage for broad equity gains during the third quarter. The beginning of a sector rotation within equities was also evident with investors selling defensive sectors in favor of sectors more sensitive to an improving economy. The impending U.S. presidential election kept markets range-bound to begin the fourth quarter. However, after a surprising victory by President-elect Trump, equity markets quickly determined that his pro-business stance would be supportive of the global growth outlook. Equity markets have subsequently been on an upward trajectory and appear poised to reach new highs.
The Fund's return of 3.71% during the period can be attributed as follows: Focused Equity +10.25%, Defensive Equity +1.60% and Absolute Return -1.73%. Underperformance vs the S&P 500 can be largely attributed to the Defensive Equity strategy, which responded to rising equity volatility during the first quarter by raising cash. The resulting cash drag negatively impacted Fund performance when the broad equity markets rallied.
The Fund outperformed the HFRX EH Index return of -1.18% for the period. The Fund's outperformance is attributable to two factors. First, with the exception of the broad equity selloff to begin the year, the Fund maintained a risk-on stance, supporting upside capture. Second, the Focused Equity strategy, which has a midcap value orientation, benefitted from a rotation out of growth stocks in favor of value stocks. After a multi-year period during which growth has outperformed value, we anticipate the current rotation into value stocks to continue.
The top performing holdings for the period were: Cirrus Logic (CRUS), Thor Industries (THO) and Crane Co. (CR). The largest detractors from performance during the period were Cal-Maine Foods Inc. (CALM), Tribune Publishing Co. (TPUB) and Discovery Communications (DISCA). The Fund benefited from increased M&A activity as two Focused Equity strategy holdings became acquisition targets during 2016; Valspar Corp. (VAL) and Chemtura (CHMT). These positions helped the Fund's return over the period. The Focused Equity strategy purchases equities that we believe are undervalued relative to the overall U.S. equity market. These equities may become even more undervalued as they go through management transitions, new product launches, a change in industry dynamics, etc. and can remain undervalued for extended periods of time.
1

CVR DYNAMIC ALLOCATION FUND A MESSAGE TO OUR SHAREHOLDERS (Unaudited) NOVEMBER 30, 2016

The Absolute Return strategy had a strong start to the year and made a positive contribution to performance during the first quarter when equity markets struggled. Despite a modest negative contribution for the year, the Absolute Return strategy continues to contribute to the Fund's overall performance as intended.
The Fund will reach its three-year anniversary at the end of December, a milestone that we could not achieve without the support of our shareholders. As we reflect back on that period, we are pleased with how the Fund has responded to risk and protected capital in a variety of volatile and challenging equity markets. After trading sideways for much of the past couple of years, the broad equity markets appear to have moved out of this trading range following the U.S. Presidential election. The Fund maintained a risk-on stance through Brexit and U.S. election, allowing for significant participation in the recent equity rally. We expect to continue to capture upside as investor demand for profitable and attractively valued equities continues.
We believe that our risk managed approach to investing the Fund's assets will provide better investment outcomes over the long term. We are grateful for your support and look forward to the year ahead.
Respectfully submitted,
Pete Higgins & Bill Monaghan

2

CVR DYNAMIC ALLOCATION FUND PERFORMANCE CHART AND ANALYSIS (Unaudited) NOVEMBER 30, 2016

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the CVR Dynamic Allocation Fund (the "Fund") compared with the performance of the S&P 500 Index (the "S&P 500") and the HFRX Equity Hedge Index ("HFRX Equity"), since inception. The S&P 500 is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. HFRX Equity tracks strategies that maintain positions both long and short in primarily equity and equity derivative securities. The total returns of both the S&P 500 and HFRX Equity include the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total returns of the S&P 500 and HFRX Equity do not include expenses. The Fund is professionally managed, while the S&P 500 and HFRX Equity are unmanaged and are not available for investment.
Comparison of Change in Value of a $100,000 Investment
CVR Dynamic Allocation Fund - Institutional Shares vs. S&P 500 Index and HFRX Equity Hedge Index

Average Annual Total Returns		Since Inception
Periods Ended November 30, 2016	One Year	December 30, 2013
CVR Dynamic Allocation Fund — Institutional Shares	3.71%	1.72%
S&P 500 Index	8.06%	8.55%
HFRX Equity Hedge Index	-1.18%	-0.27%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 328-7691. As stated in the Fund's prospectus, the annual operating expense ratio (gross) for Institutional Shares is 2.39%. However, the Fund's Adviser has agreed to contractually waive its fees and/or reimburse Fund expenses to limit total annual Fund operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) of Institutional Shares to 1.65%, through March 31, 2017. The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement, is approved by the Fund's Board of Trustees, and the reimbursement does not cause the Fund's net annual operating expenses of that class to exceed the lesser of (i) the current expense cap, or (ii) the expense cap in place at the time the fees were waived. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

3

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS NOVEMBER 30, 2016

Shares	Security Description	Value

Common Stock - 88.8%
Aerospace & Defense - 5.9%
698	Curtiss-Wright Corp.	$70,163
355	General Dynamics Corp.	62,249
7,518	HEICO Corp.	590,163
433	L-3 Communications Holdings, Inc.	68,314
225	Lockheed Martin Corp.	59,681
629	Orbital ATK, Inc.	53,673
559	Rockwell Collins, Inc.	51,831
586	Teledyne Technologies, Inc. (a)	73,174
407	The Boeing Co.	61,278
231	TransDigm Group, Inc. (a)	58,080
		1,148,606
Agricultural Operations - 0.4%
825	Monsanto Co.	84,736

Airlines - 4.7%
8,173	Delta Air Lines, Inc.	393,775
9,123	Spirit Airlines, Inc. (a)	507,239
		901,014
Apparel, Shoes, etc. - 2.3%
7,767	Michael Kors Holdings, Ltd. (a)	361,088
801	NIKE, Inc., Class B	40,106
641	The TJX Cos., Inc.	50,216
		451,410
Auto - 4.3%
10,763	BorgWarner, Inc.	383,163
3,648	Ford Motor Co.	43,630
5,084	Visteon Corp. (a)	399,958
		826,751
Banks - 3.3%
1,267	Associated Banc-Corp.	28,951
581	Chemical Financial Corp.	30,142
941	Citizens Financial Group, Inc.	31,533
534	Commerce Bancshares, Inc.	29,293
547	Community Bank System, Inc.	31,015
512	Eagle Bancorp, Inc. (a)	30,080
1,267	First Midwest Bancorp, Inc.	30,763
1,969	FNB Corp.	30,086
1,657	Fulton Financial Corp.	29,412
460	Independent Bank Corp.	29,946
209	M&T Bank Corp.	30,084
693	MB Financial, Inc.	29,986
1,740	Old National Bancorp	29,667
264	Park National Corp.	29,462
604	PrivateBancorp, Inc.	28,255
205	Signature Bank (a)	30,732
1,805	TCF Financial Corp.	31,317
396	UMB Financial Corp.	30,104
2,601	Valley National Bancorp	29,495
618	Webster Financial Corp.	30,659
462	Wintrust Financial Corp.	30,418
		631,400

Biotechnology - 2.2%
1,452	Advaxis, Inc. (a)	12,066
412	Aerie Pharmaceuticals, Inc. (a)	15,306
460	Alder Biopharmaceuticals, Inc. (a)	10,833
189	Alexion Pharmaceuticals, Inc. (a)	23,170
315	Alkermes PLC (a)	17,901
1,182	ARIAD Pharmaceuticals, Inc. (a)	15,933
370	Avexis, Inc. (a)	21,874
1,099	Axovant Sciences, Ltd. (a)	14,869
167	BioMarin Pharmaceutical, Inc. (a)	14,300
294	Celgene Corp. (a)	34,842
425	DBV Technologies SA, ADR (a)	15,521
297	Five Prime Therapeutics, Inc. (a)	17,083
398	Gilead Sciences, Inc.	29,333
181	Incyte Corp. (a)	18,515
284	Kite Pharma, Inc. (a)	14,464
296	Neurocrine Biosciences, Inc. (a)	13,749
429	Pacira Pharmaceuticals, Inc. (a)	13,664
230	Puma Biotechnology, Inc. (a)	9,902
79	Regeneron Pharmaceuticals, Inc. (a)	29,960
611	Supernus Pharmaceuticals, Inc. (a)	13,167
389	The Medicines Co. (a)	13,654
217	Ultragenyx Pharmaceutical, Inc. (a)	16,989
319	United Therapeutics Corp. (a)	40,070
		427,165
Building - Mobile Home/RV - 3.3%
6,382	Thor Industries, Inc.	641,838

Chemicals - Agricultural - 0.5%
1,638	CF Industries Holdings, Inc.	47,404
1,790	The Mosaic Co.	50,836
		98,240
Chemicals - Basic - 4.4%
142	AdvanSix, Inc. (a)	2,656
9,556	Innospec, Inc.	627,829
1,182	LyondellBasell Industries NV, Class A	106,758
1,922	The Dow Chemical Co.	107,094
		844,337
Chemicals - Paint - 0.9%
918	PPG Industries, Inc.	88,064
351	The Sherwin-Williams Co.	94,303
		182,367
Chemicals - Specialty - 1.1%
686	Air Products & Chemicals, Inc.	99,099
871	Praxair, Inc.	104,781
343	Versum Materials, Inc. (a)	8,390
		212,270

Cleaning and Prep - 0.5%
879	Ecolab, Inc.	102,606

See Notes to Financial Statements.	4

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS NOVEMBER 30, 2016

Shares	Security Description	Value

Commercial Services - 0.4%
312	Leidos Holdings, Inc.	$15,974
610	Omnicom Group, Inc.	53,034
		69,008
Computer Software - 0.2%
941	Activision Blizzard, Inc.	34,450

Computers - Networking - 2.2%
15,632	Juniper Networks, Inc.	430,505

Diversified Operations - 4.9%
7,434	Crane Co.	546,325
3,560	Honeywell International, Inc.	405,626
		951,951
Electronics - 3.1%
959	Cognex Corp.	57,262
4,457	IPG Photonics Corp. (a)	427,516
877	Itron, Inc. (a)	56,303
1,767	Sanmina Corp. (a)	58,046
		599,127
Financials - 0.5%
305	Mastercard, Inc., Class A	31,171
905	PayPal Holdings, Inc. (a)	35,548
386	Visa, Inc., Class A	29,846
		96,565
Household - Appliance/Wares - 0.3%
406	The Middleby Corp. (a)	55,614

Industrial Distribution - 2.5%
5,458	MSC Industrial Direct Co., Inc.	487,618

Insurance - Accidental & Health - 0.2%
430	Aflac, Inc.	30,693

Insurance - Brokers - 0.4%
282	Aon PLC	32,176
836	Brown & Brown, Inc.	36,241
		68,417
Insurance - Property/Casualty/Title - 1.7%
406	American Financial Group, Inc.	33,385
536	AMERISAFE, Inc.	34,063
252	Chubb, Ltd.	32,256
445	Cincinnati Financial Corp.	34,149
152	Everest Re Group, Ltd.	32,004
37	Markel Corp. (a)	33,239
250	RenaissanceRe Holdings, Ltd.	32,640
819	Selective Insurance Group, Inc.	33,661
293	The Travelers Cos., Inc.	33,211
552	WR Berkley Corp.	34,108
		332,716

Internet - 3.4%
68	Alphabet, Inc., Class A (a)	52,760
258	Amazon.com, Inc. (a)	193,647
111	Equinix, Inc. REIT	37,602
298	Expedia, Inc.	36,967
442	Facebook, Inc., Class A (a)	52,342
954	Netflix, Inc. (a)	111,618
72	The Priceline Group, Inc. (a)	108,265
704	TripAdvisor, Inc. (a)	33,989
453	VeriSign, Inc. (a)	35,719
		662,909
Machinery - 9.2%
2,295	Badger Meter, Inc.	83,194
1,304	EnPro Industries, Inc.	79,283
1,630	Flowserve Corp.	77,344
2,171	Graco, Inc.	176,350
902	IDEX Corp.	84,436
4,047	Illinois Tool Works, Inc.	506,603
1,213	Ingersoll-Rand PLC	90,417
2,017	ITT, Inc.	81,426
1,348	John Bean Technologies Corp.	121,590
668	Parker-Hannifin Corp.	92,805
2,238	Sun Hydraulics Corp.	88,938
1,446	Tennant Co.	108,595
2,906	The Gorman-Rupp Co.	87,035
1,410	Woodward, Inc.	95,499
		1,773,515
Media - 9.7%
15,637	Discovery Communications, Inc., Class C (a)	413,442
7,046	Scripps Networks Interactive, Inc., Class A	488,006
17,733	TEGNA, Inc.	397,751
508	The Walt Disney Co.	50,353
694	Time Warner, Inc.	63,723
25,770	Time, Inc.	417,474
1,768	Twenty-First Century Fox, Inc., Class A	49,699
		1,880,448
Medical - 2.1%
233	Aetna, Inc.	30,486
284	Align Technology, Inc. (a)	26,426
326	AmerisourceBergen Corp.	25,425
416	Amsurg Corp. (a)	28,338
396	Centene Corp. (a)	22,822
119	CR Bard, Inc.	25,056
458	DENTSPLY SIRONA, Inc.	26,646
225	Edwards Lifesciences Corp. (a)	18,641
164	Henry Schein, Inc. (a)	24,429
241	IDEXX Laboratories, Inc. (a)	28,354
178	Illumina, Inc. (a)	23,699
38	Intuitive Surgical, Inc. (a)	24,462

See Notes to Financial Statements.	5

CVR DYNAMIC ALLOCATION FUND SCHEDULE OF INVESTMENTS NOVEMBER 30, 2016

Shares	Security Description	Value

Medical - (continued)
173	Thermo Fisher Scientific, Inc.	$24,239
221	Universal Health Services, Inc., Class B	27,187
277	Varian Medical Systems, Inc. (a)	24,883
390	VCA, Inc. (a)	24,414
		405,507
Metal Processing & Fabrication - 0.3%
397	Valmont Industries, Inc.	59,113

Paper & Paper Products - 0.3%
1,161	International Paper Co.	56,564

Pharmaceutical - 0.4%
112	Allergan PLC (a)	21,762
484	Bristol-Myers Squibb Co.	27,317
281	Perrigo Co. PLC	24,261
		73,340
Retail - Drug Stores - 0.1%
302	CVS Health Corp.	23,221

Retail - Internet - 0.2%
1,215	Liberty Ventures, Class A (a)	47,409

Retail - Restaurant - 0.6%
648	McDonald's Corp.	77,287
836	Starbucks Corp.	48,463
		125,750
Retail - Wholesale/Building - 0.7%
658	Lowe's Cos., Inc.	46,422
617	The Home Depot, Inc.	79,840
		126,262
Semiconductor - 4.4%
11,346	Cirrus Logic, Inc. (a)	624,030
1,110	Microsemi Corp. (a)	60,772
837	Power Integrations, Inc.	56,330
846	Silicon Laboratories, Inc. (a)	56,132
1,363	Tessera Technologies, Inc.	53,975
		851,239

Software - 1.0%
479	Electronic Arts, Inc. (a)	37,956
271	MicroStrategy, Inc. (a)	52,582
1,585	Pegasystems, Inc.	57,218
1,124	PTC, Inc. (a)	54,750
		202,506
Telecommunications - Cable - 0.8%
203	Charter Communications, Inc., Class A (a)	55,888
1,507	Comcast Corp., Class A	104,751
		160,639
Transportation - Freight - 0.3%
492	United Parcel Service, Inc., Class B	57,033

Transportation - Logistics - 3.2%
7,428	CH Robinson Worldwide, Inc.	555,986
1,067	Expeditors International of Washington, Inc.	56,273
		612,259
Transportation - Rails - 1.0%
673	Kansas City Southern	59,702
1,258	Union Pacific Corp.	127,473
		187,175
Transportation - Trucking - 0.9%
641	JB Hunt Transport Services, Inc.	61,132
725	Landstar System, Inc.	59,051
682	Old Dominion Freight Line, Inc. (a)	59,539
		179,722

Total Common Stock (Cost $14,806,173)	17,194,015

Total Investments - 88.8% (Cost $14,806,173)*	$17,194,015
Other Assets & Liabilities, Net – 11.2%	2,167,033
Net Assets – 100.0%	$19,361,048

See Notes to Financial Statements.	6

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS NOVEMBER 30, 2016

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*  Cost for federal income tax purposes is $14,819,781 and net unrealized appreciation consists of:
Gross Unrealized Appreciation	$2,580,549
Gross Unrealized Depreciation	(206,315)
Net Unrealized Appreciation	$2,374,234

As of November 30, 2016, the Fund had the following forward currency contracts outstanding for which the Fund will receive/pay United States Dollars:
Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc.	(1,324,000)	Australian Dollar	12/02/16	$994,355	$16,648
	1,324,000	Australian Dollar	12/02/16	(1,004,277)	(26,570)
	(180,000)	Australian Dollar	03/02/17	134,125	1,497
	90,000	Australian Dollar	03/02/17	(66,865)	(551)
	(2,000,000)	Brazilian Real	12/02/16	613,805	22,448
	(1,830,000)	Brazilian Real	12/02/16	530,321	(10,771)
	528,000	Brazilian Real	12/02/16	(155,236)	882
	3,302,000	Brazilian Real	12/02/16	(1,005,245)	(28,915)
	(180,000)	Brazilian Real	03/02/17	51,446	(420)
	(2,332,000)	Canadian Dollars	12/02/16	1,765,993	29,970
	1,088,000	Canadian Dollars	12/02/16	(805,791)	4,153
	1,244,000	Canadian Dollars	12/02/16	(945,801)	(19,725)
	396,000	Canadian Dollars	03/02/17	(295,241)	(115)
	(254,000,000)	Chilean Peso	12/02/16	380,875	5,131
	(120,000,000)	Chilean Peso	12/02/16	176,252	(1,264)
	32,000,000	Chilean Peso	12/02/16	(47,250)	88
	342,000,000	Chilean Peso	12/02/16	(519,983)	(14,064)
	(596,000,000)	Colombian Peso	12/02/16	193,114	(729)
	(450,000,000)	Colombian Peso	12/02/16	151,997	5,639
	128,000,000	Colombian Peso	12/02/16	(40,777)	853
	918,000,000	Colombian Peso	12/02/16	(309,312)	(10,741)
	(144,000,000)	Colombian Peso	03/02/17	45,191	(912)
	(1,422,000)	European Union Euro	12/02/16	1,568,278	61,169
	64,000	European Union Euro	12/02/16	(67,764)	67
	1,358,000	European Union Euro	12/02/16	(1,501,521)	(62,244)
	(72,000)	European Union Euro	03/02/17	76,581	(86)
	(186,800,000)	Hungarian Forint	12/02/16	656,622	23,774
	186,800,000	Hungarian Forint	12/02/16	(677,577)	(44,729)
	(28,800,000)	Hungarian Forint	03/02/17	98,310	498
	14,400,000	Hungarian Forint	03/02/17	(49,129)	(223)
	(67,800,000)	Indian Rupee	12/02/16	1,002,990	12,471
	(9,600,000)	Indian Rupee	12/02/16	139,719	(531)
	25,600,000	Indian Rupee	12/02/16	(372,960)	1,041
	51,800,000	Indian Rupee	12/02/16	(765,724)	(8,957)
	(30,600,000)	Indian Rupee	03/02/17	440,829	(1,008)
	(6,880,000,000)	Indonesian Rupiah	12/02/16	499,929	(7,727)
	(3,580,000,000)	Indonesian Rupiah	12/02/16	270,901	6,743
	10,460,000,000	Indonesian Rupiah	12/02/16	(779,118)	(7,305)
	(2,080,000,000)	Indonesian Rupiah	12/19/16	151,659	(1,259)
	(1,120,000,000)	Indonesian Rupiah	12/19/16	82,383	43

See Notes to Financial Statements.	7

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS NOVEMBER 30, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. - (continued)	3,200,000,000	Indonesian Rupiah	12/19/16	$(235,641)	$(383)
	(7,200,000,000)	Indonesian Rupiah	03/02/17	517,910	(2,239)
	(78,000,000)	Japanese Yen	12/02/16	748,071	66,285
	78,000,000	Japanese Yen	12/02/16	(761,927)	(80,137)
	(14,400,000)	Japanese Yen	03/02/17	128,328	1,870
	(14,060,000)	Mexican Peso	12/02/16	728,444	45,124
	(1,680,000)	Mexican Peso	12/02/16	80,875	(775)
	15,740,000	Mexican Peso	12/02/16	(824,635)	(59,666)
	(1,440,000)	Mexican Peso	03/02/17	69,292	98
	(1,864,000)	New Romanian Lei	12/02/16	457,571	19,117
	(240,000)	New Romanian Lei	12/02/16	56,436	(17)
	688,000	New Romanian Lei	12/02/16	(161,449)	384
	1,416,000	New Romanian Lei	12/02/16	(349,199)	(16,124)
	(774,000)	New Romanian Lei	03/02/17	181,923	(498)
	(40,920,000)	New Taiwan Dollar	12/02/16	1,295,264	11,421
	16,320,000	New Taiwan Dollar	12/02/16	(510,847)	1,186
	24,600,000	New Taiwan Dollar	12/02/16	(781,396)	(9,584)
	15,300,000	New Taiwan Dollar	03/02/17	(482,068)	(3,039)
	(958,000)	New Zealand Dollar	12/02/16	694,007	15,550
	(374,000)	New Zealand Dollar	12/02/16	263,773	(1,095)
	1,332,000	New Zealand Dollar	12/02/16	(963,666)	(20,340)
	144,000	New Zealand Dollar	03/02/17	(101,397)	284
	(5,500,000)	Norwegian Krone	12/02/16	670,728	24,711
	(1,440,000)	Norwegian Krone	12/02/16	168,564	(574)
	1,280,000	Norwegian Krone	12/02/16	(149,475)	871
	5,660,000	Norwegian Krone	12/02/16	(689,013)	(24,202)
	(2,160,000)	Norwegian Krone	03/02/17	252,180	(1,652)
	(360,000)	Norwegian Krone	03/02/17	42,519	214
	(756,000)	Peruvian Inti	12/02/16	220,302	(1,203)
	14,000	Peruvian Inti	12/02/16	(4,137)	(35)
	742,000	Peruvian Inti	12/02/16	(217,330)	73
	(112,000)	Peruvian Inti	03/02/17	32,431	(5)
	(14,000)	Peruvian Inti	03/02/17	4,056	2
	(45,300,000)	Philippines Peso	12/02/16	938,493	27,573
	(13,120,000)	Philippines Peso	12/02/16	262,976	(847)
	26,560,000	Philippines Peso	12/02/16	(533,333)	751
	31,860,000	Philippines Peso	12/02/16	(667,513)	(26,856)
	(29,880,000)	Philippines Peso	03/02/17	593,472	874
	(4,428,000)	Polish Zloty	12/02/16	1,104,704	51,146
	4,428,000	Polish Zloty	12/02/16	(1,139,498)	(85,939)
	(204,000)	Polish Zloty	03/02/17	48,721	239
	40,000	Polish Zloty	03/02/17	(9,557)	(51)
	(516,000)	Pounds Sterling	12/02/16	639,624	(5,994)
	(216,000)	Pounds Sterling	12/02/16	282,135	11,877
	360,000	Pounds Sterling	12/02/16	(445,701)	4,733
	372,000	Pounds Sterling	12/02/16	(489,928)	(24,481)
	450,000	Pounds Sterling	03/02/17	(559,831)	4,519
	(19,800,000)	Russian Rouble	12/02/16	301,112	(7,660)
	(19,000,000)	Russian Rouble	12/02/16	297,968	1,672
	8,800,000	Russian Rouble	12/02/16	(137,633)	(400)
	30,000,000	Russian Rouble	12/02/16	(460,839)	6,998
	(16,200,000)	Russian Rouble	03/02/17	245,348	(2,433)

See Notes to Financial Statements.	8

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS NOVEMBER 30, 2016

Counterparty	Contracts to Purchase/(Sell)	Settlement Date	Settlement Value	Net Unrealized Appreciation (Depreciation)

Jefferies & Co., Inc. - (continued)	(7,860,000)	S. African Rand (Fin)	12/02/16	$544,743	$(13,594)
	(5,900,000)	S. African Rand (Fin)	12/02/16	434,710	15,602
	4,600,000	S. African Rand (Fin)	12/02/16	(319,342)	7,421
	9,160,000	S. African Rand (Fin)	12/02/16	(663,988)	(13,306)
	2,880,000	S. African Rand (Fin)	03/02/17	(204,238)	(3,303)
	(696,000)	Singapore Dollar	12/02/16	506,710	21,135
	696,000	Singapore Dollar	12/02/16	(500,288)	(14,712)
	108,000	Singapore Dollar	03/02/17	(75,692)	(342)
	(688,000,000)	South Korean Won	12/02/16	608,738	20,225
	256,000,000	South Korean Won	12/02/16	(218,029)	953
	432,000,000	South Korean Won	12/02/16	(379,562)	(10,032)
	(108,000,000)	South Korean Won	03/02/17	92,051	358
	54,000,000	South Korean Won	03/02/17	(46,024)	(177)
	(8,060,000)	Swedish Krona	12/02/16	936,926	63,006
	(640,000)	Swedish Krona	12/02/16	68,857	(536)
	8,700,000	Swedish Krona	12/02/16	(973,129)	(29,816)
	(720,000)	Swedish Krona	03/02/17	78,457	(26)
	(540,000)	Swedish Krona	03/02/17	59,220	357
	(886,000)	Swiss Franc	12/02/16	896,513	25,066
	886,000	Swiss Franc	12/02/16	(907,995)	(36,549)
	(54,000)	Swiss Franc	03/02/17	53,493	56
	198,000	Swiss Franc	03/02/17	(196,187)	(249)
	(7,560,000)	Thailand Baht	12/02/16	214,956	3,069
	7,560,000	Thailand Baht	12/02/16	(216,243)	(4,357)
	(2,880,000)	Thailand Baht	03/02/17	80,873	204
					$(103,935)

At November 30, 2016, the Fund held the following exchange traded futures contracts:
Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)

3	EURO-BOBL Future	12/16/16	$418,901	$(348)
4	EURO-STOXX Future	12/20/16	131,881	(82)
4	Yen Denominated Nikkei 225 Future	12/13/16	326,253	13,450
(9)	10-year Mini JGB Future	12/16/16	(1,238,206)	2,756
(1)	ASX SPI 200 Index Future	12/20/16	(99,524)	(4,901)
(3)	Australian 10-year Bond Future	12/20/16	(302,632)	9,495
(3)	Australian 3-year Bond Future	12/20/16	(255,957)	894
(3)	Canadian 10-year Bond Future	04/04/17	(310,639)	839
(1)	FTSE 100 Index Future	12/23/16	(84,396)	(322)
(1)	Gold 100 oz. Future	03/07/17	(121,606)	4,216
(1)	Hang Seng Index Future	01/04/17	(146,356)	(752)
(1)	Long Gilt Future	04/04/17	(153,985)	(137)
(4)	S&P 500 E-Mini Future	12/20/16	(429,460)	(10,290)
(1)	Silver Future	02/06/17	(83,396)	1,266
(4)	U.S. 10-year Note Future	04/04/17	(499,717)	1,654
(9)	U.S. 5-year Note Future	04/05/17	(1,062,429)	1,835
			$(3,911,268)	$19,573

See Notes to Financial Statements.	9

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS NOVEMBER 30, 2016

The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of November 30, 2016.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock
Aerospace & Defense	$1,148,606	$-	$-	$1,148,606
Agricultural Operations	84,736	-	-	84,736
Airlines	901,014	-	-	901,014
Apparel, Shoes, etc.	451,410	-	-	451,410
Auto	826,751	-	-	826,751
Banks	631,400	-	-	631,400
Biotechnology	427,165	-	-	427,165
Building - Mobile Home/RV	641,838	-	-	641,838
Chemicals - Agricultural	98,240	-	-	98,240
Chemicals - Basic	844,337	-	-	844,337
Chemicals - Paint	182,367	-	-	182,367
Chemicals - Specialty	212,270	-	-	212,270
Cleaning and Prep	102,606	-	-	102,606
Commercial Services	69,008	-	-	69,008
Computer Software	34,450	-	-	34,450
Computers - Networking	430,505	-	-	430,505
Diversified Operations	951,951	-	-	951,951
Electronics	599,127	-	-	599,127
Financials	96,565	-	-	96,565
Household - Appliance/Wares	55,614	-	-	55,614
Industrial Distribution	487,618	-	-	487,618
Insurance - Accidental & Health	30,693	-	-	30,693
Insurance - Brokers	68,417	-	-	68,417
Insurance - Property/Casualty/Title	332,716	-	-	332,716
Internet	662,909	-	-	662,909
Machinery	1,773,515	-	-	1,773,515
Media	1,880,448	-	-	1,880,448
Medical	405,507	-	-	405,507
Metal Processing & Fabrication	59,113	-	-	59,113
Paper & Paper Products	56,564	-	-	56,564
Pharmaceutical	73,340	-	-	73,340
Retail - Drug Stores	23,221	-	-	23,221
Retail - Internet	47,409	-	-	47,409
Retail - Restaurant	125,750	-	-	125,750
Retail - Wholesale/Building	126,262	-	-	126,262
Semiconductor	851,239	-	-	851,239
Software	202,506	-	-	202,506
Telecommunications - Cable	160,639	-	-	160,639
Transportation - Freight	57,033	-	-	57,033
Transportation - Logistics	612,259	-	-	612,259
Transportation - Rails	187,175	-	-	187,175
Transportation - Trucking	179,722	-	-	179,722
Total Investments At Value	$17,194,015	$-	$-	$17,194,015

See Notes to Financial Statements.	10

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS NOVEMBER 30, 2016

Level 1	Level 2	Level 3	Total

Other Financial Instruments**
Forward Currency Contracts	$-	$648,139	$-	$648,139
Futures	36,405	-	-	36,405
Total Other Financial Instruments**	$36,405	$648,139	$-	$684,544
Total Assets	$17,230,420	$648,139	$-	$17,878,559

Liabilities Other Financial Instruments**
Forward Currency Contracts	-	(752,074)	-	(752,074)
Futures	(16,832)	-	-	(16,832)
Total Other Financial Instruments**	$(16,832)	$(752,074)	$-	$(768,906)

**Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts and futures, which are valued at the unrealized appreciation (depreciation) at year end.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the year ended November 30, 2016.

See Notes to Financial Statements.	11

CVR DYNAMIC ALLOCATION FUND NOTES TO SCHEDULE OF INVESTMENTS NOVEMBER 30, 2016

PORTFOLIO HOLDINGS
% of Total Investments
Aerospace & Defense	6.7%
Agricultural Operations	0.5%
Airlines	5.2%
Apparel, Shoes, etc.	2.6%
Auto	4.8%
Banks	3.7%
Biotechnology	2.5%
Building - Mobile Home/RV	3.7%
Chemicals - Agricultural	0.6%
Chemicals - Basic	4.9%
Chemicals - Paint	1.1%
Chemicals - Specialty	1.2%
Cleaning and Prep	0.6%
Commercial Services	0.4%
Computer Software	0.2%
Computers - Networking	2.5%
Diversified Operations	5.5%
Electronics	3.5%
Financials	0.6%
Household - Appliance/Wares	0.3%
Industrial Distribution	2.8%
Insurance - Accidental & Health	0.2%
Insurance - Brokers	0.4%
Insurance - Property/Casualty/Title	1.9%
Internet	3.9%
Machinery	10.3%
Media	10.9%
Medical	2.4%
Metal Processing & Fabrication	0.4%
Paper & Paper Products	0.3%
Pharmaceutical	0.4%
Retail - Drug Stores	0.1%
Retail - Internet	0.3%
Retail - Restaurant	0.7%
Retail - Wholesale/Building	0.7%
Semiconductor	5.0%
Software	1.2%
Telecommunications - Cable	0.9%
Transportation - Freight	0.3%
Transportation - Logistics	3.6%
Transportation - Rails	1.1%
Transportation - Trucking	1.1%
100.0%

See Notes to Financial Statements.	12

CVR DYNAMIC ALLOCATION FUND STATEMENT OF ASSETS AND LIABILITIES NOVEMBER 30, 2016

ASSETS
. Total investments, at value (Cost $14,806,173)	$17,194,015
Deposits with brokers	218,022
Cash	2,043,466
Receivables:
Dividends and interest	29,575
Variation margin	15,601
Unrealized gain on forward currency contracts	648,139
Prepaid expenses	3,910
Total Assets	20,152,728

LIABILITIES
Unrealized loss on forward currency contracts	752,074
Accrued Liabilities:
Investment adviser fees	7,718
Fund services fees	8,382
Other expenses	23,506
Total Liabilities	791,680

NET ASSETS	$19,361,048

COMPONENTS OF NET ASSETS
Paid-in capital	$19,262,273
Accumulated net investment loss	(29,735)
Accumulated net realized loss	(2,174,633)
Net unrealized appreciation	2,303,143
NET ASSETS	$19,361,048

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	1,854,505

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $19,361,048)	$10.44

See Notes to Financial Statements.	13

CVR DYNAMIC ALLOCATION FUND STATEMENT OF OPERATIONS YEAR ENDED NOVEMBER 30, 2016

INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $2) .	$260,195
Interest income	6,367
Total Investment Income	266,562

EXPENSES
Investment adviser fees	206,782
Fund services fees	136,663
Custodian fees	7,708
Registration fees	11,931
Professional fees	26,639
Trustees' fees and expenses	3,712
Miscellaneous expenses	44,163
Total Expenses	437,598
Fees waived and expenses reimbursed	(130,900)
Net Expenses	306,698

NET INVESTMENT LOSS	(40,136)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(2,035,183)
Foreign currency transactions	36,030
Futures	(51,020)
Net realized loss	(2,050,173)
Net change in unrealized appreciation (depreciation) on:
Investments	2,579,745
Foreign currency translations	392
Futures	(3,918)
Net change in unrealized appreciation (depreciation)	2,576,219
NET REALIZED AND UNREALIZED GAIN	526,046
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$485,910

See Notes to Financial Statements.	14

CVR DYNAMIC ALLOCATION FUND STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015
OPERATIONS
Net investment loss	$(40,136)	$(90,474)
Net realized gain (loss)	(2,050,173)	141,622
Net change in unrealized appreciation (depreciation)	2,576,219	(1,338,106)
Increase (Decrease) in Net Assets Resulting from Operations	485,910	(1,286,958)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain:
Institutional Shares	(7,352)	(122,144)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,171,019	6,744,306
Reinvestment of distributions:
Institutional Shares	7,352	122,144
Redemption of shares:
Institutional Shares	(5,009,258)	(2,236,223)
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,830,887)	4,630,227
Increase (Decrease) in Net Assets	(3,352,329)	3,221,125

NET ASSETS
Beginning of Year	22,713,377	19,492,252
End of Year (Including line (a))	$19,361,048	$22,713,377

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	121,295	638,603
Reinvestment of distributions:
Institutional Shares	754	11,745
Redemption of shares:
Institutional Shares	(522,956)	(219,467)
Increase (Decrease) in Shares	(400,907)	430,881

(a) Accumulated net investment loss	$(29,735)	$(10,275)

See Notes to Financial Statements.	15

CVR DYNAMIC ALLOCATION FUND FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.
	For the Year Ended November 30, 2016	For the Year Ended November 30, 2015	December 30, 2013 (a) Through November 30, 2014
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.07	$10.68	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.02)	(0.04)	(0.07)
Net realized and unrealized gain (loss)	0.39	(0.50)	0.68
Net gain from contribution by affiliate	-	-	0.07
Total from Investment Operations	0.37	(0.54)	0.68

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	— (c)	(0.07)	—
NET ASSET VALUE, End of Period	$10.44	$10.07	$10.68
TOTAL RETURN	3.71%	(5.11)%	6.80	%(d)(e)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)	$19,361	$22,713	$19,492
Ratios to Average Net Assets:(f)
Net investment loss	(0.21)%	(0.41)%	(0.70	)%(g)
Net expenses (h)	1.63%	1.52%	1.47	%(g)
Gross expenses (i)	2.33%	2.26%	3.14	%(g)
PORTFOLIO TURNOVER RATE	108%	129%	157	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)
Calculation includes affiliate reimbursements and gains incurred on the contribution of capital. Excluding the effect of the net reimbursements from the Fund's ending net asset value per share, total return for the period ending November 30, 2014, would have been 6.10%.

(e)	Not annualized.
(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(g)	Annualized.
(h)	Net expenses include reimbursement of indirect fees by the Adviser, such as acquired fund fees and expenses.
(i)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.	16

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2016

Note 1. Organization
The CVR Dynamic Allocation Fund (the "Fund") is a diversified portfolio of Forum Funds II (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the "Act"). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund commenced operations on December 30, 2013. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. As of November 30, 2016, Investor Shares had not commenced operations. The Fund seeks long-term capital appreciation while preserving capital in declining markets.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day's settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued at the mean of bid and ask prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Shares of open-end mutual funds are valued at net asset value ("NAV"). Short-term investments that mature in 60 days or less may be valued at amortized cost.
The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Fund believes that the values available are unreliable. The Trust's Valuation Committee, as defined in the Fund's registration statement, performs certain functions as they relate to the administration and oversight of the Fund's valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad-hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.
The Valuation Committee may work with the Adviser, as defined in Note 4, to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics which may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The aggregate value by input level, as of November 30, 2016, for the Fund's investments is included in the Fund's Schedule of

17

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2016

Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Foreign Currency Transactions – The Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund's foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its NAV.
The values of each individual forward currency contract outstanding as of November 30, 2016, are disclosed in the Fund's Notes to Schedule of Investments.
Futures Contracts – The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of November 30, 2016, for the Fund, are disclosed in the Notes to Schedule of Investments.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid annually. Distributions to shareholders of net capital gains and net foregin currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended ("Code"), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of November 30, 2016, there are no uncertain
18

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2016

tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes the Fund may concentrate cash with the Fund's custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation ("FDIC") insurance limits. As of November 30, 2016, the Fund held $1,793,466 as cash reserves at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – CVR Portfolio Funds LLC (the "Adviser") is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 1.10% of the Fund's average daily net assets.
The Adviser has employed a sub-adviser to manage a portion of the Fund's assets. The sub-advisory fee, calculated as a percentage of the Fund's average daily net assets managed by the sub-adviser, is paid by the Adviser.
Distribution – Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 of the Act. Under the Plan, the Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of the Fund's average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) ("Atlantic") or their affiliates.
Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to the Fund. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, the Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman). The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees' fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 5. Expenses Reimbursed and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse certain expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 1.65% for Institutional Shares through March 31, 2017. Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. The contractual waivers may be changed or eliminated at any time with the consent of the Board and voluntary fee waivers and expense reimbursements may be reduced or eliminated at any time. For the year ended November 30, 2016, fees waived and expenses reimbursed were as follows:
Investment Adviser Fees Waived	Acquired Fund Fees and Expenses Reimbursed by Adviser	Other Waivers	Total Fees Waived and Expenses Reimbursed
$91,424	$3,476	$36,000	$130,900

19

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2016

The Fund may repay the Adviser for fees waived and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement, is approved by the Fund's Board of Trustees and does not cause the net annual fund operating expenses of a class to exceed the expense cap in place at the time the fees were waived. As of November 30, 2016, the following amounts are subject to recapture by the Adviser:
	Amount of Fees Waived and/or Expenses Reimbursed	Expiration Date to Recoup Fees Waived and/or Expenses Reimbursed	Fees Recouped
November 30, 2014	$160,247	November 30, 2017	$-
November 30, 2015	$126,333	November 30, 2018	$-
November 30, 2016	$94,900	November 30, 2019	$-

Note 6. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year ended November 30, 2016, were $16,716,906 and $19,949,424, respectively.
Note 7. Summary of Derivative Activity
The volume of open derivative positions may vary on a daily basis as the Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The notional value of activity for the year ended November 30, 2016, for any derivative type that was held during the year is as follows:
Forward Currency Contracts	$198,195,603
Futures Contracts	$38,070,599

The Fund's use of derivatives during the year ended November 30, 2016, was limited to forward currency contracts and futures contracts.
Following is a summary of the effect of derivatives on the Statement of Assets and Liabilities as of November 30, 2016:
Location:	Interest Risk	Commodity Risk	Currency Risk	Equity Risk	Total
Asset derivatives:
Unrealized gain on forward currency contracts	$-	$-	$648,139	$-	$648,139
Receivable - variation margin	6,433	2,975	-	6,193	15,601
Liability derivatives:
Unrealized loss on forward currency contracts	$-	$-	$(752,074)	$-	$(752,074)

Realized and unrealized gains and losses on derivatives contracts during the year ended November 30, 2016, by the Fund are recorded in the following locations on the Statement of Operations:
Location:	Interest Risk	Commodity Risk	Currency Risk	Equity Risk	Total
Net realized gain (loss) on:
Foreign currency transactions	$-	$-	$37,114	$-	$37,114
Futures	(1,658)	(52,932)	-	3,570	(51,020)
Total net realized gain (loss)	$(1,658)	$(52,932)	$37,114	$3,570	$(13,906)

Net change in unrealized appreciation (depreciation) on:
Foreign currency translations	$-	$-	$650	$-	$650
Futures	5,680	2,822	-	(12,420)	(3,918)
Total net change in unrealized appreciation (depreciation)	$5,680	$2,822	$650	$(12,420)	$(3,268)

20

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2016

Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at November 30, 2016. These amounts may be collateralized by cash or financial instruments.
	Gross Asset (Liability) as Presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged**	Net Amount
Assets:
Over-the-counter derivatives*	$663,740	$-	$-	$663,740
Liabilities:
Over-the-counter derivatives*	$(752,074)	$667,712	$84,362	$-

*   Over-the-counter derivatives consists of forward currency contracts and futures contracts. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation (depreciation), see the Notes to Schedule of Investments.
** The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Note 8. Federal Income Tax
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
	2016	2015
Ordinary Income	$-	$62,110
Long-Term Capital Gain	7,352	60,034
	$7,352	$122,144

As of November 30, 2016, distributable earnings (accumulated loss) on a tax basis were as follows:
Capital and Other Losses	$(2,273,127)
Unrealized Appreciation	2,371,902
Total	$98,775

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and mark to market on section 988 currency contracts and section 1256 futures contracts.
For tax purposes, the current year deferred late year ordinary loss was $123,829 (realized during the period January 1, 2016 through November 30, 2016). This loss will be recognized for tax purposes on the first business day of the Fund's next fiscal year, December 1, 2016.
As of November 30, 2016, the Fund had $1,867,531 of available short-term capital loss carryforwards and $281,767 of available long-term capital loss carryforwards that have no expiration date.
On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended November 30, 2016. The following reclassification was the result of currency gain/loss, futures and net operating loss, and has no impact on the net assets of the Fund.
Accumulated Net Investment Loss	$20,676
Accumulated Net Realized Loss	(16,484)
Paid-in-Capital	(4,192)

Note 9. Recent Accounting Pronouncements
In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Another new rule, Investment Company Liquidity Risk Management Programs, will also require registered open-end funds to establish a liquidity risk management program that addresses multiple elements, including classification of the liquidity of portfolio investments and a highly liquid investment minimum. Compliance with the amendments to Regulation S-X is required for financial statements filed with the SEC on or after August 1, 2017. The soonest upcoming compliance deadline for the new liquidity risk management program requirements is June 1, 2017. Management is currently evaluating the impact that the amendments will have on the Fund's financial statements and related disclosures.
21

CVR DYNAMIC ALLOCATION FUND NOTES TO FINANCIAL STATEMENTS NOVEMBER 30, 2016

Note 10. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds II
and the Shareholders of CVR Dynamic Allocation Fund

We have audited the accompanying statement of assets and liabilities of CVR Dynamic Allocation Fund, a series of shares of beneficial interest in Forum Funds II, (the "Fund") including the schedule of investments, as of November 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the two-year period then ended and for the period from December 30, 2013 (commencement of operations) to November 30, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CVR Dynamic Allocation Fund as of November 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and its financial highlights for each of the years in the two-year period then ended and for the period from December 30, 2013 to November 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP
Philadelphia, Pennsylvania
January 27, 2017

23

CVR DYNAMIC ALLOCATION FUND ADDITIONAL INFORMATION (Unaudited) NOVEMBER 30, 2016

Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (855) 328-7691 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 328-7691 and on the SEC's website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2016, through November 30, 2016.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
	June 1, 2016	November 30, 2016	Period*	Ratio*
Institutional Shares
Actual	$1,000.00	$1,096.64	$8.65	1.65%
Hypothetical (5% return before taxes)	$1,000.00	$1,016.75	$8.32	1.65%

*
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period.

Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust's business affairs and of the exercise of all the Trust's powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Mr. Keffer and Mr. Hong are considered Interested Trustees due to their affiliation with Atlantic. The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 328-7691.
24

CVR DYNAMIC ALLOCATION FUND ADDITIONAL INFORMATION (Unaudited) NOVEMBER 30, 2016

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series of Fund Complex¹ Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience (a charitable endeavor) since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm) 1998-2008.	46	Trustee, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds
Mark D. Moyer Born: 1959	Trustee; Chairman, Audit Committee	Since 2013	Chief Financial Officer, Institute of International Education 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. (an integrated media company) 2005-2008; Adjunct Professor of Accounting, Fairfield University 2009-2012.	22	Trustee, Forum ETF Trust and U.S. Global Investors Funds
Jennifer Brown-Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors 1996-2010.	22	Trustee, Forum ETF Trust and U.S. Global Investors Funds
Interested Trustees
Stacey E. Hong Born: 1966	Trustee	Since 2013	President, Atlantic since 2008.	22	Trustee, U.S. Global Investors Funds
John Y. Keffer[2] Born: 1942	Trustee	Since 2013	Chairman, Atlantic since 2008; President, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	46	Trustee, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds; Director, Wintergreen Fund, Inc.
Officers
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Senior Vice President, Atlantic since 2008.	N/A	N/A
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
Zachary Tackett Born: 1988	Vice President; Secretary; Anti-Money Laundering Compliance Officer	Since 2014	Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.	N/A	N/A
Michael J. McKeen Born: 1971	Vice President	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
Timothy Bowden Born: 1969	Vice President	Since 2013	Manager, Atlantic since 2008.	N/A	N/A
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.	N/A	N/A
Carlyn Edgar Born: 1963	Chief Compliance Officer	Since 2013	Senior Vice President, Atlantic since 2008.	N/A	N/A
[1]The Fund Complex includes the Trust, Forum Funds, Forum ETF Trust and U.S. Global Investors Funds and is overseen by different Boards of Trustees.
[2]Atlantic is a subsidiary of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

25

CVR DYNAMIC ALLOCATION FUND

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME  04112
(855) 328-7691 (toll free)

INVESTMENT ADVISER
CVR Portfolio Funds LLC
One Bromfield Street, Suite 5100
Boston, MA 02108

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

219-ANR-1116

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds II (the "Registrant") has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the "Code of Ethics").

(c)	There have been no amendments to the Registrant's Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant's Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 12(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- "interested" Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the "Act")), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $12,900 in 2015 and $12,900 in 2016.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2015 and $0 in 2016.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2015 and $3,000  in 2016.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2015 and $0 in 2016.

(e) (1) The Audit Committee reviews and approves in advance all audit and "permissible non-audit services" (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a "Series").  In addition, the Audit Committee reviews and approves in advance all "permissible non-audit services" to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant ("Affiliate"), by the Series' principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series' investment adviser or an Affiliate to the Series' principal accountant for audit and permissible non-audit services are consistent with the principal accountant's independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2015 and $0 in 2016.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant's investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	January 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	January 19, 2017

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	January 19, 2017